Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV [Table Text Block]
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	Total	Level 1	Level 2	Level 3
December 31, 2025
Cash	$1,929,740	$1,929,740	$—	$—
STERIS Company Stock Fund	86,104,555	86,104,555	—	—
Mutual Funds	116,844,083	65,511,981	51,332,102	—
Total assets in fair value hierarchy	$204,878,378	$153,546,276	$51,332,102	$—
Collective Trusts (1)	1,255,503,985	—	—	—
Total assets at fair value	$1,460,382,363	$153,546,276	$51,332,102	$—
(1) In accordance with Subtopic 820-10 of ASC 820 Fair Value Measurement, certain investments that were measured at net asset value per share as a practical expedient are not required to be classified in the fair value hierarchy. The fair value amounts are intended to permit reconciliation of the fair value hierarchy to the line item in the Statements of Net Assets Available for Benefits.

	Total	Level 1	Level 2	Level 3
December 31, 2024
Cash	$1,436,271	$1,436,271	$—	$—
STERIS Company Stock Fund	81,552,897	81,552,897	—	—
Mutual Funds	467,543,520	419,161,873	48,381,647	—
Total assets in fair value hierarchy	$550,532,688	$502,151,041	$48,381,647	$—
Collective Trusts (1)	692,329,123	—	—	—
Total assets at fair value	$1,242,861,811	$502,151,041	$48,381,647	$—
(1) In accordance with Subtopic 820-10 of ASC 820 Fair Value Measurement, certain investments that were measured at net asset value per share as a practical expedient are not required to be classified in the fair value hierarchy. The fair value amounts are intended to permit reconciliation of the fair value hierarchy to the line item in the Statements of Net Assets Available for Benefits.